TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of intangible	$ 325
Assets received in total or partial settlement of payment obligations of debtors	6,895	$ 8,219
Withdrawals	9,888
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales	(492,869)	(425,279)	$ (454,249)
Cost | Pizano and Banco Corficolombiana Panama [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales	(114,099)
Cost | Consorcio consol [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales		(30,440)
Cost | Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales	(78,684)	(28,431)	(61,786)
Cost | Biological assets at fair value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales	(23,343)	$ (19,775)	(20,670)
Cost | Biological assets at fair value [member] | Pizano and Banco Corficolombiana Panama [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales	(4,225)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Year impairment charge			$ 1,503
Accumulated impairment | Investment properties [member] | Pizano and Banco Corficolombiana Panama [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Year impairment charge	$ 3,064